Customers and Other Financing and Non-Financing Accounts Receivables - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Other financing receivables:
Sundry debtors	$ 34,947,398	$ 26,789,620
Employees and officers	5,942,564	5,541,324
Total other financing receivables	40,889,962	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	39,667,413	63,432,179
Special Tax on Production and Services	10,851,437	6,135,511
Other accounts receivable	5,515,590	4,965,223
Total other non-financing receivables	56,034,440	74,532,913
Financing receivable individually evaluated for impairment	$ (595,289)	$ (788,453)